Non-cash share-based compensation	6 Months Ended
Jun. 30, 2021
Text block1 [abstract]
Non-cash share-based compensation
Note 14.
Non-cash
stock-based compensation
14.1 Detail of Cellectis equity awards
Holders of vested Cellectis stock options and warrants are entitled to exercise such options and warrants to purchase Cellectis ordinary shares at a fixed exercise price established at the time such options and warrants are granted during their useful life.
For stock options and warrants, we estimate the fair value of each option on the grant date or other measurement date if applicable using a Black-Scholes option-pricing model, which requires us to make predictive assumptions regarding future stock price volatility, employee exercise behavior, dividend yield, and the forfeiture rate. We estimate our future stock price volatility based on Cellectis historical closing share prices over the expected term period. Our expected term represents the period of time that options granted are expected to be outstanding determined using the simplified method. The risk-free interest rate for periods during the expected term of the options is based on the French government securities with maturities similar to the expected term of the options in effect at the time of grant. We have never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, we used an expected dividend yield of zero. Options may be priced at 100 percent or more of the fair market value on the date of grant, and generally vest over four years after the date of grant. Options generally expire within ten years after the date of grant.
Stock Options
The weighted-average fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2020	2021
Weighted-Average fair values of stock options granted	7.00€	5.76€
Assumptions:
Risk-free interest rate	0.00%	0.00%
Share entitlement per options	1	1
Exercise price	8.27€ - 15.84€	14.36€ - 19.44€
Grant date share fair value	9.14€ - 15.76€	12.69€ - 16.54€
Expected volatility	61.3% - 62.8%	59.9% - 60.1%
Expected term (in years)	6.15	6.15
Vesting conditions	Service	Service
Vesting period	Graded	Graded
Information on stock option activity follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share		Remaining Average Useful Life
Balance as of December 31, 2019	6,922,172	26.30	€9,672,382	24.22		€6.8y
Granted	—	—	479,000	12.54	€
Exercised	—	—	(291,053)	17.86	€
Forfeited or Expired	—	—	(373,672)	20.61	€
Balance as of December 31, 2020	8,002,398	25.28	€9,486,657	23.97		€5.9y
Granted	—	—	955,485	19.32
Exercised	—	—	(253,494)	18.49	€
Forfeited or Expired	—	—	(535,638)	19.81	€
Balance as of June, 2021	7,750,761	25.34	€9,653,010	23.88		€5.8y
Share-based compensation expense related to stock option awards was $1.6 million and $5.5 million for the six-month
period ended June 31, 2021 and 2020, respectively.

Warrants
No Warrants (or “Bons de Souscriptions d’Actions” or “BSA”) have been granted during the periods presented.
Information on warrants activity follows:

	Warrants Exercisable	Weighted- Average Exercise Price Per Share	Warrants Outstanding	Weighted- Average Exercise Price Per Share		Remaining Average Useful Life
Balance as of December 31, 2019	852,260	35.35	€918,927	35.12		€6.9y
Granted	—	—	—	—
Exercised	—	—	(19,702)	8.28	€
Forfeited or Expired	—	—	—	—
Balance as of December 31, 2020	899,225	27.15	€899,225	27.15		€5.3y
Granted	—	—	—	—
Exercised	—	—	(3,000)	18.68	€
Forfeited or Expired	—	—	—	—
Balance as of June 30, 2021	896,225	27.18	€896,225	27.18		€4.9y
There was no share-based compensation expense related to warrants awards for the six-months
period ended June 30, 2021 while share-based compensation expense related to warrants awards was $0.2 million for the three-month period ended June 30, 2020.
Free shares
The free shares granted prior to 2018 are subject to a
two
-year
vesting period and additional
two
-year
holding period for French residents and
four
-years vesting period for foreign residents.
The free shares granted in 2018 and after are subject to a
one
-year
vesting and additional
one
-year
vesting period for French residents and
two
-years
vesting period for foreign residents.
Information on free shares activity follows:

	Number of Free shares Outstanding	Weighted-Average Grant Date Fair Value
Unvested balance at December 31, 2019	67,000	13.98	€
Granted (1)	591,685	20.10	€
Vested	(3,000)	23.84	€
Cancelled	(26,035)	16.45	€
Unvested balance at December 31, 2020	629,650	19.59	€
Granted	332,041	12.78	€
Vested	(9,000)	17.45	€
Cancelled	(90,640)	16.32	€
Unvested balance at June 30, 2021	862,051	17.33	€

(1)
423,285 free shares have been granted in October 2020 under the Amended Second Free Shares 2018 Plan and are under non-market
performance vesting conditions and with a minimum vesting period of three
years. These free shares have been granted to a large number of our employees.
330,041
free shares have been granted in March 2021 under the Amended Second Free Shares 2018 Plan with a minimum vesting period of three
years, and
103,000
of which are under
non-market
performance vesting conditions. These free shares have been granted to a large number of our employees.

The fair value of free shares corresponds to the grant date share fair value.
We have never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, we used an expected dividend yield of zero in determining fair value.
Share-based compensation expense related to free shares awards was $3.0 million and $0.1 million for the six-month
period ended June 30, 2021 and 2020, respectively.
14.2 Detail of Calyxt equity awards
Stock Options
The estimated fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2020	2021
Weighted-Average fair values of stock options granted	$5.19	$4.54
Assumptions:
Risk-free interest rate	1.7%	0.6% - 1.1%
Share entitlement per options	1	1
Expected volatility	77.4%	80.1% - 82.0%
Expected term (in years)	6.9	5.5 - 6.5
Vesting conditions	Service	Service
Vesting period	Graded	Graded
Calyxt estimates the fair value of each option on the grant date or other measurement date if applicable using a Black-Scholes option-pricing model, which requires Calyxt to make predictive assumptions regarding future stock price volatility, employee exercise behavior, dividend yield, and the forfeiture rate. Calyxt estimates its future stock price volatility using the historical volatility of comparable public companies over the expected term of the option.
Calyxt’s expected term represents the period of time that options granted are expected to be outstanding determined using the simplified method.
The risk-free interest rate for periods during the expected term of the options is based on the U.S. Treasury zero-coupon
yield curve in effect at the time of grant.
Calyxt has not paid and does not expect to pay dividends for the foreseeable future.

Options may be priced at 100 percent or more of the fair market value on the date of grant, and generally vest over six years after the date of grant. Options generally expire within ten years after the date of grant. Certain awards granted before Calyxt’s IPO contained accelerated vesting provisions if certain events occurred as defined in the option agreement.
Information on stock option activity follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share	Remaining Average Useful Life
Balance as of December 31, 2019	1,789,567	$8.73	4,481,359	$11.73	6.8y
Granted			887,765	$4.67
Exercised			(58,575)	$3.60
Forfeited or Expired			(689,376)	$12.89
Balance as of December 31, 2020	2,347,663	$10.15	4,621,173	$10.30	6.2y
Granted			456,959	$5.71
Exercised			(61,372)	$3.70
Forfeited or Expired			(550,110)	$10.57
Balance as of June 30, 2021	2,412,501	$10.49	4,466,650	$9.89	5.8y
Stock-based compensation expense related to stock option awards was an expense of $0.4 million, compared to an expense of $2.4 million for the six-month
period ended June 30, 2021 and 2020, respectively.
Restricted Stock Units
Units settled in stock subject to a restricted period may be granted to key employees under the 2017 Omnibus Plan. Restricted stock units generally vest and become unrestricted over five years after the date of grant.
Information on restricted stock unit activity follows:

	Number of Restricted Stock Units Outstanding	Weighted-Average Grant Date Fair Value
Unvested balance at December 31, 2020	547,807	$9.49
Granted	234,504	$5.61
Vested	(69,323)	$9.25
Cancelled	(133,348)	$12.49
Unvested balance at June 30, 2021	579,640	$7.26
The fair value of restricted stock units corresponds to the grant date share fair value.
Calyxt has not paid and does not expect to pay dividends for the foreseeable future.
Share-based compensation expense related to restricted stock units awards was a gain of $0.6 million due to options forfeiture, compared to an expense of $1.0 million for the six-months
period ended June 30, 2021 and 2020, respectively.

Performance Stock Unit
In June 2019, Calyxt granted performance stock units, which carry a market condition based on Calyxt share price. These awards contain a continuous service period of three years, the performance period, from the date of grant, followed by a restricted period of two years if the shares are issued following the performance period during which the grantee is required to provide continuous service and the awarded shares must be held by the grantee until the end of the period. The number of shares of common stock delivered following the performance period depends upon the change in Calyxt share price during the performance period. Calyxt granted a targeted 311,667 performance stock units. The performance criteria allow for the actual payout to be between zero and 120 percent of target. The fair value of the performance stock units and the assumptions used for the Monte Carlo simulation were as follows:

Date of grant	06/28/2019
Estimated fair values of performance stock units granted	$7.06
Assumptions:
Risk-free interest rate	1.71%
Expected volatility	75.0%
Expected term (in years)	3.0 years
Information on performance stock unit activity follows:

	Number of Performance Stock Units Outstanding	Weighted- Average Grant Date Fair Value
Unvested balance at December 31, 2020	311,667	$7.06
Granted	—	—
Vested	—	—
Cancelled	(166,667)
Unvested balance at June 30, 2021	145,000	$7.06
Share-based compensation expense related to performance stock units awards was a gain of $0.3 million due to options forfeiture, compared to an expense of $0.2 million for the six-month
period ended June 30, 2021 and 2020, respectively.